Events After the Reporting Period	12 Months Ended
Jun. 30, 2026
Events After the Reporting Period [Abstract]
EVENTS AFTER THE REPORTING PERIOD
34.	EVENTS AFTER THE REPORTING PERIOD

On July 3, 2026 the Company announced that it had entered into an amendment deed to the Scheme Implementation Deed (SID) governing CRML’s proposed acquisition of European Lithium. The amendments reflect agreed changes to certain implementation mechanics of the transaction while preserving the existing commercial terms of the proposed acquisition. On August 21, 2026, CRML announced that it had entered into a second deed in respect to the exchange ratio to amend the SID. On September 15, 2026, the Supreme Court of Western Australia made orders under section 411(1) of the Corporations Act 2001 directing EUR to convene a meeting of EUR Shareholders for the purposes of considering and to vote on the Share Scheme (Share Scheme Meeting) and a meeting of EUR Optionholders for the purposes of considering and to vote on the Option Scheme (Option Scheme Meeting, and together with the Share Scheme Meeting, the Scheme Meetings), and approving the dispatch to EUR Shareholders and EUR Optionholders (together, EUR Securityholders) of an explanatory statement providing information about the Schemes, together with the notices of the Scheme Meetings (Scheme Booklet). The shareholder meeting of EUR to approve the transaction is expected to be held on October 22, 2026.

As described in the Note 16 the Company is in process of negotiation of an agreement with one of its financial advisors for services provided previously. The parties are expected to reach an agreement on the quantum of the liability ($13,000,000), including $5,000,000 in cash and $8,000,000 in shares based on the date of execution of the agreement, which is recorded in the Company’s accounts at June 20, 2026, but no definitive agreement has been signed as of the date of filing this Annual Report.

On August 17, 2026, the offtake agreement with BMW was terminated including the requirement to return the advance payment to BMW. CRML and BMW intend to continue discussions regarding future potential opportunities and areas of cooperation with respect to the Wolfsberg Project. In accordance with the termination, the Company will arrange to return the amount of $15,000,000 (currently disclosed as restricted cash – non-current asset) to BMW with the corresponding bank guarantee of $15,000,000 to be released (currently disclosed as an offtake prepayment – non-current liability). Taking into account that this event happened after June 30, 2026 the termination of the offtake agreement with BMW is considered non-adjusting event at June 30, 2026. Therefore no change of the classification of the disclosed amount has been made at June 30, 2026.

Other than as described above, no other matters or circumstances have arisen since the end of the financial year which significantly altered or may significantly alter the operations of the Company, the results of those operations or the state of affairs of the Company in financial years subsequent to 30 June 2026.